PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2024
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Schedule of Preferred Shares

at December 31, 2024	Number of Shares Outstanding	Current Yield		Annual Dividend Per Share[1,2]	Redemption Price Per Share	Redemption and Conversion Option Date	Right to Convert Into	Carrying Value December 31[3]
								2024	2023	2022
	(thousands)							(millions of Canadian $)

Cumulative First Preferred Shares
Series 1	18,424	4.94%	4	$1.23475	$25.00	December 31, 2029	Series 2	456	360	360
Series 2	3,576	Floating	5	Floating	$25.00	December 31, 2029	Series 1	83	179	179
Series 3	9,997	1.69%		$0.4235	$25.00	June 30, 2025	Series 4	246	246	246
Series 4	4,003	Floating	5	Floating	$25.00	June 30, 2025	Series 3	97	97	97
Series 5	12,071	1.95%		$0.48725	$25.00	January 30, 2026	Series 6	294	294	294
Series 6	1,929	Floating	5	Floating	$25.00	January 30, 2026	Series 5	48	48	48
Series 7	24,000	5.99%	4	$1.49625	$25.00	April 30, 2029	Series 8	589	589	589
Series 9	16,703	5.08%	4	$1.27	$25.00	October 30, 2029	Series 10	410	442	442
Series 10	1,297	Floating	5	Floating	$25.00	October 30, 2029	Series 9	32	—	—
Series 11	10,000	3.35%		$0.83775	$25.00	November 28, 2025	Series 12	244	244	244
								2,499	2,499	2,499
1Each of the even-numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate (T-bill rate) plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), 2.35 per cent (Series 10), or 2.96 per cent (Series 12). These rates reset quarterly with the then current T-Bill rate.
2The odd-numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at an annualized rate equal to the then Five-Year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), 2.35 per cent (Series 9), or 2.96 per cent (Series 11).
3Net of underwriting commissions and deferred income taxes.
4The fixed rate dividend for Series 1, Series 7 and Series 9 preferred shares increased from 3.48 per cent to 4.94 per cent on December 31, 2024, 3.90 per cent to 5.99 per cent on April 30, 2024 and from 3.76 per cent to 5.08 per cent on October 30, 2024, respectively, and is due to reset on every fifth anniversary thereafter. No Series 7 preferred shares were converted on the April 30, 2024 conversion date.
5The floating quarterly dividend rate for the Series 2 preferred shares is 5.40 per cent for the period starting December 31, 2024 to, but excluding, March 31, 2025. The floating quarterly dividend rate for the Series 4 preferred shares is 4.76 per cent for the period starting December 31, 2024 to, but excluding, March 31, 2025. The floating quarterly dividend rate for the Series 6 preferred shares is 5.52 per cent for the period starting October 30, 2024 to, but excluding, January 30, 2025 The floating quarterly dividend rate for the Series 10 preferred shares is 6.33 per cent for the period starting October 30, 2024 to, but excluding, January 30, 2025. These rates will reset each quarter going forward.